CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 24, 2020	Sep. 21, 2020	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Contingent Forward Contract Liability , Noncurrent				$ 30,844
Series E | Security Purchase Agreement
Class of Stock [Line Items]
Contingent Forward Contract Liability , Noncurrent	$ 800	$ 800
Carrying amount per share		$ 2.99
Fair value of contingent forward contract	110,500
Change in fair value			$ 109,700
Series E | First tranche
Class of Stock [Line Items]
Proceeds from agreement received in tranches		$ 500,000
Issuance of convertible preferred shares (in shares)		167,273,525
Series E | Second tranche
Class of Stock [Line Items]
Proceeds from agreement received in tranches	$ 400,000
Issuance of convertible preferred shares (in shares)	133,818,821